Capital World Growth and Income Fund®
Investment portfolio
February 28, 2025
unaudited

Common stocks 96.25% Information technology 20.16%	Shares	Value (000)
Broadcom, Inc.	25,579,363	$5,101,292
Taiwan Semiconductor Manufacturing Co., Ltd.	146,949,586	4,513,198
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	224,243	40,482
Microsoft Corp.	10,843,565	4,304,787
Apple, Inc.	11,170,992	2,701,593
NVIDIA Corp.	12,167,983	1,520,024
ASML Holding NV	1,212,289	860,652
ASML Holding NV (ADR)	104,063	73,789
International Business Machines Corp.	2,839,860	716,894
Accenture PLC, Class A	1,691,691	589,554
Salesforce, Inc.	1,797,195	535,295
Micron Technology, Inc.	5,592,491	523,625
Seagate Technology Holdings PLC	4,648,730	473,752
Shopify, Inc., Class A, subordinate voting shares[1]	4,099,413	459,134
SAP SE	1,572,953	434,764
MediaTek, Inc.	8,188,800	373,732
Texas Instruments, Inc.	1,899,549	372,293
Tokyo Electron, Ltd.	2,173,900	325,504
Oracle Corp.	1,793,662	297,856
Capgemini SE	1,767,029	275,642
Keyence Corp.	442,300	176,220
Constellation Software, Inc.	48,630	167,628
EPAM Systems, Inc.[1]	668,564	137,818
Synopsys, Inc.[1]	260,366	119,060
Ciena Corp.[1]	1,281,129	101,939
Elastic NV, non-registered shares[1]	794,513	92,450
Adobe, Inc.[1]	210,662	92,388
NEC Corp.	869,124	84,536
Applied Materials, Inc.	437,622	69,175
Delta Electronics, Inc.	4,559,101	54,171
ANSYS, Inc.[1]	139,833	46,599
Advantech Co., Ltd.	2,734,389	33,756
Stripe, Inc., Class B1,2,3	192,531	6,493
		25,676,095
Industrials 14.45%
General Electric Co.	9,390,701	1,943,687
Airbus SE, non-registered shares	7,797,795	1,354,106
RTX Corp.	8,786,481	1,168,514
BAE Systems PLC	58,084,204	1,046,908
Siemens AG	4,339,762	999,333
Melrose Industries PLC[4]	100,781,250	816,615
TransDigm Group, Inc.	584,241	798,774
Leonardo SpA	17,124,374	712,042
Deere & Co.	1,380,997	663,970
Carrier Global Corp.	10,037,673	650,441
Capital World Growth and Income Fund — Page 1 of 12

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Ryanair Holdings PLC (ADR)	10,567,647	$512,848
Compagnie de Saint-Gobain SA, non-registered shares	4,783,688	485,190
Techtronic Industries Co., Ltd.	30,720,500	429,317
Safran SA	1,586,880	419,952
Mitsui & Co., Ltd.	21,052,000	391,960
Recruit Holdings Co., Ltd.	6,117,784	362,769
Deutsche Post AG	9,162,268	358,212
United Rentals, Inc.	555,238	356,640
RELX PLC	7,232,227	348,449
Boeing Co. (The)[1]	1,992,290	347,914
Rolls-Royce Holdings PLC	35,647,658	334,929
Lockheed Martin Corp.	700,492	315,481
AMETEK, Inc.	1,665,213	315,225
Bureau Veritas SA	8,973,682	269,971
Volvo AB, Class B	8,446,396	262,578
MTU Aero Engines AG	709,999	246,016
Parker-Hannifin Corp.	320,385	214,181
L3Harris Technologies, Inc.	1,013,190	208,829
Dayforce, Inc.[1]	3,190,098	197,754
International Consolidated Airlines Group SA (CDI)	42,191,854	188,285
Ingersoll-Rand, Inc.	2,099,550	178,000
Bunzl PLC	4,106,430	174,122
ITOCHU Corp.[5]	3,090,800	137,236
XPO, Inc.[1]	984,488	121,053
Crane Co.	635,039	103,505
Hitachi, Ltd.	4,068,000	102,959
Schneider Electric SE	410,997	101,506
CSX Corp.	3,030,144	96,995
Weir Group PLC (The)	3,044,797	93,864
SS&C Technologies Holdings, Inc.	1,025,185	91,293
Ferguson Enterprises, Inc.	488,726	86,749
3M Co.	553,605	85,875
Comfort Systems USA, Inc.	174,595	63,436
Aena S.M.E, SA, non-registered shares	249,701	55,827
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	2,428,371	45,774
Howmet Aerospace, Inc.	292,879	40,007
Arcadis NV, non-registered shares	681,786	33,919
FedEx Corp.	96,434	25,352
Daikin Industries, Ltd.	198,100	20,730
Eaton Corp. PLC	51,630	15,144
FTI Consulting, Inc.[1]	64,778	10,727
		18,404,963
Financials 14.43%
Zurich Insurance Group AG	1,530,947	1,012,221
Chubb, Ltd.	3,201,987	914,103
JPMorgan Chase & Co.	3,449,867	913,007
Banco Bilbao Vizcaya Argentaria, SA	67,567,469	896,325
Mastercard, Inc., Class A	1,283,086	739,455
Citigroup, Inc.	9,091,373	726,855
HSBC Holdings PLC (GBP denominated)	46,161,680	544,020
HSBC Holdings PLC (HKD denominated)	8,979,600	103,103
ING Groep NV	31,767,517	568,958
Blackstone, Inc.	3,470,348	559,281
Arthur J. Gallagher & Co.	1,478,149	499,230
Capital World Growth and Income Fund — Page 2 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Discover Financial Services	2,266,993	$442,494
BlackRock, Inc.	449,917	439,920
Wells Fargo & Co.	5,428,083	425,127
AXA SA	9,960,927	388,914
NatWest Group PLC	62,999,138	381,713
Aon PLC, Class A	876,504	358,595
American Express Co.	1,189,365	357,951
Blue Owl Capital, Inc., Class A	15,850,595	341,263
CVC Capital Partners PLC[1]	14,078,931	324,301
Apollo Asset Management, Inc.	2,134,294	318,586
B3 SA - Brasil, Bolsa, Balcao	161,022,675	284,432
HDFC Life Insurance Co., Ltd.	40,382,630	282,671
Ares Management Corp., Class A	1,648,461	281,788
Partners Group Holding AG	180,705	266,068
Visa, Inc., Class A	693,724	251,621
Postal Savings Bank of China Co., Ltd., Class H	384,576,000	244,204
KB Financial Group, Inc.	4,484,323	241,458
Israel Discount Bank, Ltd., Class A	28,864,227	222,840
Great-West Lifeco, Inc.[5]	5,959,769	221,378
BNP Paribas SA	2,894,123	217,932
Skandinaviska Enskilda Banken AB, Class A	12,022,580	193,014
Morgan Stanley	1,399,985	186,352
UniCredit SpA	3,491,830	183,964
Capital One Financial Corp.	912,248	182,951
Brown & Brown, Inc.	1,517,439	179,877
KKR & Co., Inc.	1,310,798	177,731
FinecoBank SpA	9,448,604	177,197
Bank of America Corp.	3,840,513	177,048
Münchener Rückversicherungs-Gesellschaft AG	311,451	176,657
Brookfield Asset Management, Ltd., Class A (CAD denominated)[5]	3,079,192	173,993
Bank Central Asia Tbk PT	334,747,500	170,329
Ping An Insurance (Group) Company of China, Ltd., Class H	27,632,000	163,997
3i Group PLC	3,185,907	159,137
Mizuho Financial Group, Inc.	5,672,900	158,641
Axis Bank, Ltd.	13,458,981	156,753
Marsh & McLennan Companies, Inc.	657,541	156,390
Erste Group Bank AG	2,246,355	150,767
AIA Group, Ltd.	18,520,800	141,857
American International Group, Inc.	1,693,052	140,422
TPG, Inc., Class A	2,453,831	135,353
Svenska Handelsbanken AB, Class A	10,277,709	129,177
HDFC Bank, Ltd.	4,692,435	93,269
HDFC Bank, Ltd. (ADR)	563,287	34,710
China Merchants Bank Co., Ltd., Class H	14,579,806	85,466
China Merchants Bank Co., Ltd., Class A	6,657,939	38,458
Danske Bank AS	3,515,584	118,359
Macquarie Group, Ltd.	727,627	103,607
National Bank of Canada	1,005,815	83,712
Fidelity National Information Services, Inc.	1,040,814	74,023
Société Générale	1,763,036	72,066
Aegon, Ltd.	11,355,981	71,879
Aviva PLC	9,878,691	67,865
Nu Holdings, Ltd., Class A1	5,782,245	62,159
Goldman Sachs Group, Inc.	94,003	58,497
CaixaBank, SA, non-registered shares	6,273,432	43,542
Capital World Growth and Income Fund — Page 3 of 12

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Bank Hapoalim BM	3,090,105	$42,030
DBS Group Holdings, Ltd.	1,166,300	39,707
XP, Inc., Class A	2,614,508	36,995
PNC Financial Services Group, Inc.	32,671	6,270
Sberbank of Russia PJSC[2]	182,070,644	— [6]
		18,374,035
Health care 11.98%
Eli Lilly and Co.	2,675,390	2,463,044
Abbott Laboratories	13,358,450	1,843,600
Vertex Pharmaceuticals, Inc.[1]	3,115,453	1,494,763
UnitedHealth Group, Inc.	2,953,315	1,402,706
Novo Nordisk AS, Class B	8,926,374	809,201
Stryker Corp.	2,078,590	802,731
Sanofi	7,327,750	797,916
Gilead Sciences, Inc.	6,884,749	786,996
AbbVie, Inc.	2,539,101	530,748
Medtronic PLC	5,269,478	484,897
Molina Healthcare, Inc.[1]	1,452,533	437,387
Daiichi Sankyo Co., Ltd.	17,390,300	400,348
Takeda Pharmaceutical Co., Ltd.	12,941,191	374,061
Thermo Fisher Scientific, Inc.	673,467	356,237
CVS Health Corp.	4,975,804	327,010
GE HealthCare Technologies, Inc.	3,518,917	307,377
Amgen, Inc.	947,870	292,001
EssilorLuxottica SA	750,838	223,209
Novartis AG	1,944,936	211,921
Insulet Corp.[1]	728,898	198,457
DexCom, Inc.[1]	1,454,612	128,544
AstraZeneca PLC	627,665	95,048
Haleon PLC	16,270,000	81,598
Lonza Group AG	122,068	77,176
Siemens Healthineers AG	1,245,412	69,583
Boston Scientific Corp.[1]	622,668	64,627
Coloplast AS, Class B	588,371	62,818
Rede D’Or Sao Luiz SA	8,385,583	38,726
Centene Corp.[1]	556,975	32,394
agilon health, Inc.[1]	8,058,534	25,143
Danaher Corp.	94,879	19,712
Alnylam Pharmaceuticals, Inc.[1]	37,219	9,184
		15,249,163
Consumer discretionary 10.25%
Amazon.com, Inc.[1]	12,134,046	2,575,815
Starbucks Corp.	8,616,341	997,858
LVMH Moët Hennessy-Louis Vuitton SE	1,213,447	881,669
Home Depot, Inc.	2,125,019	842,783
Flutter Entertainment PLC[1]	2,897,244	812,938
Compagnie Financière Richemont SA, Class A	3,365,194	689,777
Industria de Diseño Textil, SA	12,625,987	686,879
Trip.com Group, Ltd. (ADR)	10,151,714	575,399
Trip.com Group, Ltd.	606,400	34,302
Marriott International, Inc., Class A	1,649,045	462,475
MercadoLibre, Inc.[1]	207,782	440,886
Stellantis NV	22,678,908	290,629
Capital World Growth and Income Fund — Page 4 of 12

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Stellantis NV5	8,156,307	$106,046
NEXT PLC	3,066,069	387,843
Booking Holdings, Inc.	66,712	334,628
Tesla, Inc.[1]	1,135,056	332,549
Royal Caribbean Cruises, Ltd.	1,238,664	304,835
Evolution AB	3,027,218	232,632
Las Vegas Sands Corp.	4,916,265	219,806
Chipotle Mexican Grill, Inc.[1]	4,059,103	219,070
Moncler SpA	3,149,847	217,852
Aristocrat Leisure, Ltd.	4,377,384	196,269
Shimano, Inc.	1,141,700	154,802
Restaurant Brands International, Inc. (CAD denominated)	2,285,403	149,090
YUM! Brands, Inc.	848,081	132,614
InterContinental Hotels Group PLC	1,016,445	127,202
adidas AG	388,378	99,259
McDonald’s Corp.	297,978	91,876
Ferrari NV (EUR denominated)	194,420	90,713
Hyundai Motor Co.	682,608	90,242
Dollarama, Inc.	819,147	85,400
Kering SA5	255,218	72,612
Hermès International	21,974	62,969
Compass Group PLC	1,601,366	56,078
ITC Hotels, Ltd.[1]	446,597	836
		13,056,633
Communication services 7.13%
Meta Platforms, Inc., Class A	3,258,383	2,177,252
Alphabet, Inc., Class A	7,065,220	1,203,066
Alphabet, Inc., Class C	4,201,151	723,522
Deutsche Telekom AG	29,333,915	1,059,326
Publicis Groupe SA	6,453,981	644,236
Netflix, Inc.[1]	517,482	507,422
NetEase, Inc.	20,295,775	406,024
NetEase, Inc. (ADR)	603,973	60,228
Comcast Corp., Class A	9,279,376	332,944
Universal Music Group NV5	11,390,673	317,942
SoftBank Corp.	212,797,870	303,528
Bharti Airtel, Ltd.	16,246,148	291,143
Bharti Airtel, Ltd., interim shares	744,245	9,478
Tencent Holdings, Ltd.	3,623,600	223,327
Singapore Telecommunications, Ltd.	75,016,500	190,224
Sea, Ltd., Class A (ADR)[1]	1,079,946	137,445
Omnicom Group, Inc.	1,295,034	107,177
Spotify Technology SA1	158,817	96,562
Nintendo Co., Ltd.	1,290,300	96,438
Advanced Info Service PCL, foreign registered shares	10,881,700	87,970
Walt Disney Co. (The)	722,200	82,186
Schibsted ASA, Class A	722,619	20,255
		9,077,695
Consumer staples 5.72%
Philip Morris International, Inc.	18,707,848	2,904,955
Imperial Brands PLC	20,896,956	735,271
Nestlé SA	7,510,783	724,460
Kroger Co.	10,146,215	657,678
Capital World Growth and Income Fund — Page 5 of 12

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Danone SA	3,767,702	$269,561
British American Tobacco PLC	6,601,842	256,550
Ajinomoto Co., Inc.	5,425,690	217,713
JBS SA	36,399,036	191,588
Ocado Group PLC[1,4]	52,723,975	173,953
Costco Wholesale Corp.	159,903	167,676
Reckitt Benckiser Group PLC	2,204,340	145,637
Kweichow Moutai Co., Ltd., Class A	657,953	135,503
Procter & Gamble Co.	603,219	104,864
Seven & i Holdings Co., Ltd.[5]	6,493,667	93,374
Sysco Corp.	1,124,121	84,916
Suntory Beverage & Food, Ltd.	2,515,000	80,565
PepsiCo, Inc.	523,547	80,349
Arca Continental, SAB de CV	6,861,059	70,864
Coca-Cola Co.	671,100	47,789
Treasury Wine Estates, Ltd.	6,744,421	45,794
Keurig Dr Pepper, Inc.	1,188,005	39,822
Altria Group, Inc.	539,354	30,123
ITC, Ltd.	4,465,973	20,208
		7,279,213
Materials 5.32%
Freeport-McMoRan, Inc.	23,485,028	866,832
Rio Tinto PLC	13,123,623	793,336
Linde PLC	1,583,892	739,757
Air Products and Chemicals, Inc.	2,000,048	632,315
Vale SA, ordinary nominative shares	53,727,504	503,269
Vale SA (ADR), ordinary nominative shares	10,064,222	94,906
Glencore PLC	129,368,755	516,306
Heidelberg Materials AG, non-registered shares	3,120,278	471,801
First Quantum Minerals, Ltd.[1]	24,884,884	308,750
Ivanhoe Mines, Ltd., Class A1	30,359,714	288,121
Anglo American PLC	9,154,279	270,362
Corteva, Inc.	4,139,881	260,730
Smurfit Westrock PLC	4,279,951	222,857
Air Liquide SA1	1,131,658	208,502
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	1,206,685	116,244
Akzo Nobel NV	1,600,907	99,439
Southern Copper Corp.	1,019,243	90,641
Grupo México, SAB de CV, Series B	17,242,200	81,060
Shin-Etsu Chemical Co., Ltd.	2,292,118	69,203
Antofagasta PLC	2,455,169	54,212
Lundin Mining Corp.	6,709,489	53,750
Evonik Industries AG	1,848,274	36,770
		6,779,163
Energy 4.05%
EOG Resources, Inc.	8,337,565	1,058,371
Canadian Natural Resources, Ltd. (CAD denominated)	35,691,578	1,007,777
Shell PLC (GBP denominated)	20,453,546	684,442
Shell PLC (EUR denominated)	937,058	31,455
Shell PLC (ADR)	14,298	964
Cameco Corp. (CAD denominated)	8,732,676	384,497
Cameco Corp.	2,665,262	117,378
TC Energy Corp. (CAD denominated)	10,383,176	464,704
Capital World Growth and Income Fund — Page 6 of 12

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
Tourmaline Oil Corp.	6,864,359	$316,707
TotalEnergies SE	4,119,527	248,243
Baker Hughes Co., Class A	5,275,174	235,220
Suncor Energy, Inc.	4,711,307	180,279
ConocoPhillips	1,521,124	150,819
Expand Energy Corp.	1,277,667	126,336
Schlumberger NV	1,602,207	66,748
Neste OYJ	5,834,405	52,733
ADNOC Drilling Co. PJSC	23,175,566	34,674
		5,161,347
Utilities 1.79%
Constellation Energy Corp.	1,314,909	329,444
Engie SA	10,730,980	192,352
Engie SA, bonus shares	3,461,615	62,049
Engie SA, bonus shares[1]	3,225,093	57,810
E.ON SE	22,503,596	287,045
DTE Energy Co.	2,075,029	277,431
Iberdrola, SA, non-registered shares	15,713,432	227,375
China Resources Gas Group, Ltd.	54,007,275	182,082
Dominion Energy, Inc.	2,919,955	165,328
Duke Energy Corp.	1,298,166	152,521
National Grid PLC	7,040,927	86,393
NextEra Energy, Inc.	1,178,589	82,701
Public Service Enterprise Group, Inc.	835,079	67,767
FirstEnergy Corp.	1,590,764	61,674
Pinnacle West Capital Corp.	499,402	46,215
		2,278,187
Real estate 0.97%
VICI Properties, Inc. REIT	9,171,344	297,977
Prologis, Inc. REIT	2,338,305	289,763
China Resources Mixc Lifestyle Services, Ltd.	64,407,835	267,287
American Tower Corp. REIT	447,678	92,051
Simon Property Group, Inc. REIT	441,690	82,194
Equinix, Inc. REIT	79,126	71,579
Iron Mountain, Inc. REIT	744,742	69,388
Longfor Group Holdings, Ltd.[5]	44,778,840	61,636
		1,231,875
Total common stocks (cost: $75,040,392,000)		122,568,369
Preferred securities 0.03% Financials 0.03%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1,5]	2,115,362	24,424
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1]	1,153,392	12,976
		37,400
Information technology 0.00%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	82,866	2,795
Capital World Growth and Income Fund — Page 7 of 12

unaudited
Preferred securities (continued) Health care 0.00%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	161,121	$1,325
Total preferred securities (cost: $40,282,000)		41,520
Convertible stocks 0.10% Materials 0.10%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027[5]	3,531,345	132,779
Total convertible stocks (cost: $175,150,000)		132,779
Bonds, notes & other debt instruments 0.10% Corporate bonds, notes & loans 0.07% Health care 0.05%	Principal amount (000)
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD59,700	57,796
Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[7]	42,024	30,709
Energy 0.00%
ONEOK, Inc. 2.20% 9/15/2025	2,141	2,112
Total corporate bonds, notes & loans		90,617
Bonds & notes of governments & government agencies outside the U.S. 0.03%
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL220,000	34,621
Total bonds, notes & other debt instruments (cost: $136,531,000)		125,238
Short-term securities 3.61% Money market investments 3.28%	Shares
Capital Group Central Cash Fund 4.37%[4,8]	41,733,469	4,174,181
Money market investments purchased with collateral from securities on loan 0.33%
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 4.29%[8,9]	87,753,961	87,754
Capital Group Central Cash Fund 4.37%[4,8,9]	599,178	59,930
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 4.29%[8,9]	50,500,000	50,500
Dreyfus Treasury Obligations Cash Management, Institutional Shares 4.23%[8,9]	46,300,000	46,300
Fidelity Investments Money Market Government Portfolio, Class I 4.24%[8,9]	46,300,000	46,300
BlackRock Liquidity Funds – FedFund, Institutional Shares 4.25%[8,9]	42,100,000	42,100
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.31%[8,9]	37,900,000	37,900
Capital World Growth and Income Fund — Page 8 of 12

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.24%[8,9]	33,700,000	$33,700
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 4.28%[8,9]	16,800,000	16,800
		421,284
Total short-term securities (cost: $4,594,841,000)		4,595,465
Total investment securities 100.09% (cost: $79,987,196,000)		127,463,371
Other assets less liabilities (0.09)%		(113,128)
Net assets 100.00%		$127,350,243
Investments in affiliates4

	Value at 12/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Common stocks 0.78%
Industrials 0.64%
Melrose Industries PLC	$754,210	$—	$19,084	$471	$81,018	$816,615	$—
Consumer staples 0.14%
Ocado Group PLC[1]	212,176	—	239	35	(38,019)	173,953	—
Total common stocks						990,568
Short-term securities 3.32%
Money market investments 3.28%
Capital Group Central Cash Fund 4.37%[8]	5,735	9,053,577	4,885,366	(390)	625	4,174,181	37,139
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 4.37%[8,9]	76,142		16,212 [10]			59,930	— [11]
Total short-term securities						4,234,111
Total 4.10%				$116	$43,624	$5,224,679	$37,139
Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Class B1,2	5/6/2021	$7,726	$6,493	.01%
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	3,325	2,795	.00 [12]
Total		$11,051	$9,288	.01%

Capital World Growth and Income Fund — Page 9 of 12

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $9,288,000, which represented .01% of the net assets of the fund.

[4]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[5]	All or a portion of this security was on loan. The total value of all such securities was $510,401,000, which represented .40% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Step bond; coupon rate may change at a later date.
[8]	Rate represents the seven-day yield at 2/28/2025.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
[12]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
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Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$18,537,427	$7,132,175	$6,493	$25,676,095
Industrials	8,658,168	9,746,795	—	18,404,963
Financials	9,941,569	8,432,466	— *	18,374,035
Health care	12,046,284	3,202,879	—	15,249,163
Consumer discretionary	8,578,022	4,478,611	—	13,056,633
Communication services	5,427,804	3,649,891	—	9,077,695
Consumer staples	4,380,624	2,898,589	—	7,279,213
Materials	4,259,232	2,519,931	—	6,779,163
Energy	4,109,800	1,051,547	—	5,161,347
Utilities	1,183,081	1,095,106	—	2,278,187
Real estate	902,952	328,923	—	1,231,875
Preferred securities	37,400	1,325	2,795	41,520
Convertible stocks	132,779	—	—	132,779
Bonds, notes & other debt instruments	—	125,238	—	125,238
Short-term securities	4,595,465	—	—	4,595,465
Total	$82,790,607	$44,663,476	$9,288	$127,463,371
*
Amount less than one thousand.
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Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
HKD = Hong Kong dollars
REIT = Real Estate Investment Trust
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP1-033-0425
Capital World Growth and Income Fund — Page 12 of 12